Trade and other receivables, net - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Available for Sale Assets Explanatory [Abstract]
Beginning balance	$ 31,845	$ 32,022	$ 32,102
Provision for other receivables, note 28(a)	409	4	25
Provision for trade receivables, note 25	0	126	0
Provision of the year	409	130	25
Write off during the year	(1,160)	0	(162)
Exchange difference	(197)	(307)	57
Final balance	30,897	31,845	32,022
Trade receivables	22,276	22,128	22,016
Other receivables	$ 8,621	$ 9,717	$ 10,006